Trade receivables, other assets, prepaid expenses and Tax receivables - Schedule of receivables by due date (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Current receivables from financing activities	€ 4,487	€ 2,153
Non-current receivables from financing activities	4,507	2,553
Receivables from financing activities	8,994	4,706
Current other receivables	4,311	3,506
Non-current other receivables	1,628	1,730
Other receivables	5,939	5,236
Current derivative operating assets	157	587
Non-current derivative operating assets	51	286
Derivative operating assets	208	873
Current trade and other receivables	8,955	6,246
Non-current trade and other receivables	6,186	4,569
Total	15,141	10,815
Current tax receivables	802	543
Non-current tax receivables	117	112
Tax receivables	919	655
Due between one and five years
Disclosure of financial assets [line items]
Non-current receivables from financing activities	3,273	1,918
Non-current other receivables	1,498	1,614
Non-current derivative operating assets	51	286
Non-current trade and other receivables	4,822	3,818
Non-current tax receivables	84	79
Due beyond five years
Disclosure of financial assets [line items]
Non-current receivables from financing activities	1,234	635
Non-current other receivables	130	116
Non-current derivative operating assets	0	0
Non-current trade and other receivables	1,364	751
Non-current tax receivables	€ 33	€ 33